Cash flow information (Details) - EUR (€) € in Thousands		6 Months Ended
	Feb. 02, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash Flow Information [Abstract]
PROFIT/(LOSS) FOR THE PERIOD		€ (20,818)	€ 33,976
Gain from sale of Priority Review Voucher, net	€ (90,800)	0	(90,833)
Adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations:
Depreciation and amortization		10,811	9,496
Share-based compensation expense		4,500	3,770
Income tax expense/(income)		1,251	(158)
(Profit)/loss from disposal of property, plant, equipment and intangible assets		230	(48)
(Profit)/loss from disposal of financial assets		(38)	0
Provision for employer contribution costs on share-based compensation plans		113	(1,442)
Other non-cash (income)/expense		(9,645)	1,161
Interest income		(1,028)	(787)
Interest expense		11,585	11,981
Adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations		17,780	23,973
CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES (EXCLUDING THE EFFECTS OF ACQUISITION AND CONSOLIDATION):
Other non-current assets		(591)	(558)
Long term refund liabilities		96	93
Other non-current liabilities and provisions		951	(652)
Changes in non-current operating assets and liabilities		456	(1,117)
CHANGES IN WORKING CAPITAL (EXCLUDING THE EFFECTS OF ACQUISITION AND EXCHANGE RATE DIFFERENCES ON CONSOLIDATION):
Inventory		(10,491)	(3,331)
Trade and other receivables		13,978	3,745
Contract liabilities		(2,500)	(560)
Refund liabilities		155	(16,749)
Trade and other payables and provisions		(8,930)	(14,258)
Changes in working capital		(7,788)	(31,153)
Cash used in operations		€ (10,369)	€ (65,154)